LONG-TERM DEBT - Principal Payments by Year for Long-Term Debt (Details) - Fair value - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	$ 13,029,632
2025	22,368,209
2026	59,488,718
2027	0
2028	46,765,865
Thereafter	0
Total	141,652,424
Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
2024	9,477,780
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total	9,477,780	$ 8,067,291
Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
2024	3,551,852
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total	3,551,852	2,354,013
Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
2024	0
2025	0
2026	569,862
2027	0
2028	0
Thereafter	0
Total	569,862	400,000
Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
2024	0
2025	22,368,209
2026	0
2027	0
2028	0
Thereafter	0
Total	22,368,209	17,428,349
Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
2024	0
2025	0
2026	32,380,852
2027	0
2028	0
Thereafter	0
Total	32,380,852	0
Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	35,650,000
Thereafter	0
Total	35,650,000	0
Unsecured borrowing | SPV Investment Facility
Debt Instrument [Line Items]
2024	0
2025	0
2026	26,538,004
2027	0
2028	0
Thereafter	0
Total	26,538,004	0
Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	11,115,865
Thereafter	0
Total	$ 11,115,865	$ 0